Related Party Transactions (Details) - USD ($)													3 Months Ended		12 Months Ended
	Dec. 04, 2025	Nov. 04, 2025	Oct. 06, 2025	Sep. 03, 2025	Aug. 25, 2025	Aug. 04, 2025	Jul. 08, 2024	Jul. 03, 2024	Sep. 30, 2023	Sep. 29, 2023	Jul. 31, 2023	Jul. 04, 2023	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Related Party Transactions [Line Items]
Price per share (in Dollars per share)													$ 10		$ 10
Ordinary shares equals or exceeds per share (in Dollars per share)													12		$ 12
Repayment of outstanding loan																$ 481,511
Convertible units (in Dollars per share)													$ 10		$ 10
Incurred cost													$ 30,000	$ 30,000	$ 120,000	10,000
Extension Notes [Member]
Related Party Transactions [Line Items]
Outstanding amount													$ 750,000		$ 300,000	0
Working Capital Note [Member]
Related Party Transactions [Line Items]
Principal amount					$ 300,000
Outstanding principal amount payable per share (in Dollars per share)													$ 10		$ 10
Outstanding amount													$ 300,000		$ 200,000	0
Working capital loan													1,500,000		1,500,000
Related Party [Member]
Related Party Transactions [Line Items]
Outstanding amount													1,050,000		500,000
Due to related party													130,000		50,000	10,000
Unpaid balance amount													80,000		50,000
Related Party [Member] | Working Capital Note [Member]
Related Party Transactions [Line Items]
Principal amount					$ 300,000
Sponsor [Member]
Related Party Transactions [Line Items]
Due to related party													$ 50,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Aggregate price										$ 25,000		$ 25,000
Price per share (in Dollars per share)										$ 0.02		$ 0.02
Trading days													20 days		20 days
After the initial business combination trading days													30 days		30 days
Initial business combination percentage													50.00%		50.00%
Sponsor [Member]
Related Party Transactions [Line Items]
Agreed loan capacity									$ 500,000
Sponsor [Member] | Extension Notes [Member]
Related Party Transactions [Line Items]
Principal amount			$ 750,000	$ 300,000		$ 300,000
Unsecured promissory notes amount	$ 150,000	$ 150,000	$ 150,000	150,000		150,000
Outstanding principal amount payable per share (in Dollars per share)													$ 10		$ 10
Sponsor [Member] | Unsecured Promissory Notes [Member]
Related Party Transactions [Line Items]
Principal amount	$ 750,000	$ 750,000		$ 750,000		$ 750,000
Administrative Support Services [Member]
Related Party Transactions [Line Items]
Administrative expense													$ 10,000		$ 10,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares)													1,437,500		1,437,500
Founder shares outstanding (in Shares)													1,437,500		1,437,500
Shares were subject to forfeiture (in Shares)									187,500		187,500
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Acquired shares (in Shares)										1,437,400		100
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Founder shares issued (in Shares)															1
Percentage of ordinary shares outstanding													20.00%		20.00%
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shares were subject to forfeiture (in Shares)							187,500						187,500		187,500
Over-Allotment Option [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares were subject to forfeiture (in Shares)							187,500
IPO [Member]
Related Party Transactions [Line Items]
Repayment of outstanding loan								$ 481,511
IPO [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Due to related party																$ 10,000